INCOME AND SOCIAL CONTRIBUTION TAXES	6 Months Ended
Jun. 30, 2020
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

12.INCOME AND SOCIAL CONTRIBUTION TAXES

The Company and its wholly-owned subsidiaries located in Brazil are subject to the tax regime based on taxable income. The wholly-owned subsidiaries located abroad are taxed in their respective jurisdictions, according to local regulations.

In Brazil, the Law nº. 12,973/14 revoked article 74  of Provisional Measure nº.2,158/01 and determines that the parcel of the adjustment of the value of the investment in wholly-owned subsidiary, direct and indirect, located abroad, equivalent to the profit earned by it before income tax, except for exchange rate variation, must be added in the determination of taxable income and the social contribution calculation basis of the controlling entity located in Brazil, at the each period ended.

Management’s Company believes on the validity of the provisions of international treaties entered into Brazil to avoid double taxation. In order to guarantee its right to non-double taxation, the Company filed a lawsuit in April 2019, which aims at a non-double taxation, in Brazil, of profit earned by its wholly-owned subsidiary located in Austria, according to Law n°. 12,973/14. Due to the preliminary injunction granted in favor of the Company in the records of the aforementioned lawsuit, the Company decided to not to add the profit from Suzano International Trading GmbH, located in Austria, in determining of taxable income and social contribution basis of the net profit of the Company for the six-month period ended June 30, 2020. There is no provision for tax related to the profit of such wholly-owned subsidiary in 2020.

12.1.Deferred income and social contribution taxes

	June 30,	December 31,
	2020	2019

Tax loss carryforwards	772,460	600,249
Negative tax base	226,230	146,346
Provision for judicial liabilities	255,947	265,571
Operating provisions and other losses	908,399	914,696
Exchange rate variation (1)	7,418,386	2,001,942
Losses on derivatives (“MtM”) (1)	3,678,024	618,427
Fair value adjustment on business combination – Amortization	713,180	713,656
Unrealized profit on inventories	357,240	293,322
Lease	330,669	22,044
Assets temporary differences	14,660,535	5,576,253

Goodwill - Tax benefit on unamortized goodwill	351,107	216,857
Property, plant and equipment - deemed cost adjustment	1,487,102	1,506,220
Accelerated tax depreciation	1,068,735	1,113,200
Borrowing cost	118,071	104,549
Fair value of biological assets	123,668	53,502
Tax provision on results of subsidiaries abroad	585,516	463,850
Fair value adjustment on business combination – Deferred taxes, net	485,994	502,347
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)	43,559	43,559
Other temporary differences	17,491	17,004
Liabilities temporary differences	4,281,243	4,021,088

Non-current assets	10,454,646	2,134,040
Non-current liabilities	75,354	578,875

1)The variation is due to the increase in the exchange rate in the six-month period ended June 30, 2020.

Except for tax loss carryforwards, the negative basis of social contribution and accelerated depreciation are only achieved by the Income Tax (“IRPJ”), other tax bases were subject to both taxes.

The breakdown of accumulated tax losses and social contribution tax loss carryforwards is set forth below:

	June 30,	December 31,
	2020	2019
Tax loss carry forward	3,089,840	2,400,998
Social contribution tax loss carryforward	2,513,672	1,626,064

The rollforward of net balance of deferred income tax is set for the below:

	June 30,	December 31,
	2020	2019
Beginning balance	1,555,165	(1,029,135)
Business combination	—	1,034,842
Tax loss	172,211	270,559
Tax loss carryforwards	79,884	139,719
(Reversal)/provision for judicial liabilities	(9,624)	31,262
Operating provisions and other losses	(6,297)	(21,757)
Exchange rate variation (1)	5,416,444	552,421
Derivative losses (“MtM”)(1)	3,059,597	319,860
Fair value adjustment on business combination – Amortization	15,879	699,527
Unrealized profit on inventories	63,918	65,492
Lease	308,625	(3,274)
Tax benefit on unamortized goodwill	(134,250)	(203,696)
Property, plant and equipment - Deemed cost	19,118	46,359
Accelerated depreciation	44,465	82,982
Borrowing cost	(13,522)	44,727
Fair value of biological assets	(70,166)	(60,778)
Tax provision on results of subsidiaries abroad	(121,666)	(351,485)
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)	—	(43,559)
Other temporary differences	(489)	(18,901)
Ending balance	10,379,292	1,555,165

1)The variation is due to the increase in the exchange rate in the six-month period ended June 30, 2020.

12.2.Reconciliation of the effects of income tax and social contribution on profit or loss

	June 30,	June 30,
	2020	2019

Loss before taxes	(24,236,648)	(789,205)
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	8,240,460	268,330

Tax effect on permanent differences
Taxation (difference) on profit of wholly-owned subsidiaries abroad (1)	746,640	21,301
Tax incentive - Reduction SUDENE (2)	—	23,216
Equity method	(1,004)	(1,893)
Thin capitalization (3)	(252,808)	(50,437)
Credit related to Reintegra Program	3,367	2,988
Tax incentives applicable to income tax (4)	3,925	3,247
Director bonus	(5,508)	(42,682)
Donations / Fines - Other	29,997	35,851
	8,765,069	259,921
Income tax
Current	(57,006)	(113,570)
Deferred	6,486,044	299,726
	6,429,038	186,156
Social Contribution
Current	(823)	(78,008)
Deferred	2,336,854	151,773
	2,336,031	73,765
Income and social contribution benefits (expenses) on the period	8,765,069	259,921

Effective rate of income and social contribution tax expenses	36.16%	32.93%

1)The effect of the difference in taxation of subsidiaries is substantially due to the difference between the nominal rates of Brazil and subsidiaries abroad.

2)Benefit used to reduce 75% of the tax calculated based on the operating profit of the Mucuri / BA and Imperatriz / MA facilities.

3)The Brazilian thin capitalization rules establish that interest paid or credited by a Brazilian entity to a related party may only be deducted for income tax purposes if the interest expense is viewed as necessary for the activities of the local entity and when determined limits and requirements are met. On June 30, 2020 the Company did not meet all limits and requirements, therefore a provision for tax payment was recorded.

4)Income tax deduction amount referring to the use of the PAT (“Worker Feeding Program”) benefit and donations made in cultural and sports projects.

12.3.Tax incentives

Company has a tax incentive for the partial reduction of the income tax obtained by the operations carried out in areas of the Northeast Development Superintendency (“SUDENE”) in the Mucuri (BA), Eunápolis – Veracel (BA) and Imperatriz (MA) regions. The IRPJ reduction incentive is calculated based on the activity profit (exploitation profit) and considers the allocation of the operating profit by the incentive production levels for each product. The incentive of lines 1 and 2 of Mucuri (BA) facility expire, respectively, in 2024 and 2027, Imperatriz facility expire in 2024 and Eunápolis – Veracel (BA) facility expire in 2025.